Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRS Accounting Standards")	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRS Accounting Standards")
4.
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRS Accounting Standards”)

a.	Amendments to IFRS Accounting Standards and the new interpretation that are mandatorily effective for the current year

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current” and “Non-current Liabilities with Covenants”	January 1, 2024
The Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies.

b.	New and revised standards, amendments and interpretations in issue but not yet effective

New, Amended and Revised Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature-dependent Electricity”	January 1, 2026
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 18 “Presentation and Disclosure in Financial Statements”	January 1, 2027
IFRS 18 “Presentation and Disclosure in Financial Statements”
IFRS 18 will supersede IAS 1 “Presentation of Financial Statements”. The main changes comprise:

●	Items of income and expenses included in the statement of profit or loss shall be classified into the operating, investing, financing, income taxes and discontinued operations categories.

●	The statement of profit or loss shall present totals and subtotals for operating profit or loss, profit or loss before financing and income taxes and profit or loss.

●
Provides guidance to enhance the requirements of aggregation and disaggregation: The Company shall identify the assets, liabilities, equity, income, expenses and cash flows that arise from individual transactions or other events and shall classify and aggregate them into groups based on shared characteristics, so as to result in the presentation in the primary financial statements of line items that have at least one similar characteristic. The Company shall disaggregate items with dissimilar characteristics in the primary financial statements and in the notes. The Company labels items as “other” only if it cannot find a more informative label.

Except for the above impact, as of the date the accompanying consolidated financial statements were issued, the Company continues in evaluating other impacts of the above amended standards and on its financial position and financial performance from the initial adoption of the aforementioned standards or interpretations and related applicable period. The related impact will be disclosed when the Company completes its evaluation.